Financial assets and liabilities (Details 5) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current Liabilities, Beginning	$ 70,480,543,000	$ 90,691,315,000
Payments	0	0
Non-cash Transactions	(31,563,075,000)	(40,776,526,000)
Disbursements	0	0
Other	6,323,471,000	20,565,754,000
Non-current Liabilities, Ending	45,240,939,000	70,480,543,000
Current [member] | Loans and Borrowings
Statement [Line Items]
Payments	(11,491,144)
Non-cash Transactions	(14,728,317,000)
Disbursements	2,104,679,000
Other	29,026,814,000
Current Liabilities, Beginning	13,273,992,000
Current Liabilities, Ending	18,186,024,000	13,273,992,000
Current [member] | Other Loans and borrowings [member]
Statement [Line Items]
Payments		(39,518,696)
Non-cash Transactions		(9,807,776,000)
Disbursements		380,351,000
Other		3,049,366,000
Current Liabilities, Beginning	$ 13,273,992,000	59,170,747,000
Current Liabilities, Ending		$ 13,273,992,000